Putnam Investments
                              One Post Office Square
                              Boston, MA 02109
                              February 5, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam California Tax Exempt Income Fund (Reg. No. 2-81011)
    (811-3630)
    Post-Effective Amendment No. 24 to Registration Statement on Form N-1A

    Putnam California Tax Exempt Money Market Fund (Reg. No. 33-17211)
    (811-5333)
    Post-Effective Amendment No. 17 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of each Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 24 to the Income Fund's Registration Statement on Form N-1A and Post-Effective Amendment No. 17 to the Money Market Fund's Registration Statement on Form N-1A would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statements and was filed electronically on January 30, 2002.

Comments or questions concerning this certificate may be directed to Beth K. Werths at 1-800-225-2465, ext. 11913.

                              Very truly yours,

                              Putnam California Tax Exempt Income Fund
                              Putnam California Tax Exempt Money Market Fund

                              /s/ Gordon H. Silver
                          By: ----------------------------
                              Gordon H. Silver
                              Vice President


cc: Peter Stahl, Esq.
    Ropes & Gray